Other Financial Assets And Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 137	$ (54)	$ (25)
Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 17